Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 158,640
Notice	685,269
Term	577,249	$ 468,923
Total deposits	1,421,158	1,416,420
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	773,864
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	558,623
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	88,671
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	16,268
Notice	491,466
Term	118,862	69,661
Total deposits	626,596	660,838
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	321,737
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	304,859
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,205
Notice	310
Term	19,710
Total deposits	31,225	38,263
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,120
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	10,002
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,103
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	131,167
Notice	193,493
Term	215,709	190,136
Total deposits	540,369	530,869
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	376,857
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	159,779
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,733
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	158,640
Notice	685,269
Term	354,281
Total deposits	1,198,190	1,229,970
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	717,714
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	474,640
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,836
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	30,980	23,805
Total deposits	30,980	23,805
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21,794
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,715
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,471
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	191,988	162,645
Total deposits	191,988	162,645
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	34,356
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	81,268
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	76,364
Non interest bearing deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	61,581	76,551
Non interest bearing deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	76,376	91,152
Non interest bearing deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23	23
Interest bearing deposits 1 [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	712,283	686,518
Interest bearing deposits 1 [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	482,247	493,617
Interest bearing deposits 1 [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 88,648	$ 68,559